UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss Asset Management, L.P.
           --------------------------------------------------
Address:   677 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-06219
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Howard Guberman          New York, New York            11/13/03
       ------------------------   ------------------------------  ----------
                [NAME]                     [CITY] [STATE]           [DATE]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        60
                                               -------------

Form 13F Information Table Value Total:        $204,119
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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                                                       FORM 13F INFORMATION TABLE
      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                         ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
TRANSOCEAN INC       ORD         G90078109    601     30,058   SH         SOLE          30,058   0       0
-----------------------------------------------------------------------------------------------------------
AT & T WIRELESS      COMMON      00209A106  1,617    197,670   SH         SOLE         197,670   0       0
 SVCS INC
-----------------------------------------------------------------------------------------------------------
ATA HOLDINGS CORP    COMMON      00209H101    210     30,000   SH         SOLE          30,000   0       0
-----------------------------------------------------------------------------------------------------------
ACRES GAMING INC     COMMON      004936100  1,637    143,100   SH         SOLE         143,100   0       0
-----------------------------------------------------------------------------------------------------------
AMERICAN INTL        COMMON      026874107 11,765    203,894   SH         SOLE         203,894   0       0
 GROUP INC
-----------------------------------------------------------------------------------------------------------
CAREMARK RX INC      CALL        141705103     33        500   SH   CALL  SOLE             500   0       0
-----------------------------------------------------------------------------------------------------------
CIMA LABS INC        COMMON      171796105  4,935    176,574   SH         SOLE         176,574   0       0
-----------------------------------------------------------------------------------------------------------
DANA CORP            COMMON      235811106  1,389     90,000   SH         SOLE          90,000   0       0
-----------------------------------------------------------------------------------------------------------
DREYERS GRAND ICE    COM A       261877104 10,886    140,000   SH         SOLE         140,000   0       0
 CREAM HL I
-----------------------------------------------------------------------------------------------------------
FIRST ESSEX BANCORP  COMMON      320103104 11,043    217,000   SH         SOLE         217,000   0       0
 INC
-----------------------------------------------------------------------------------------------------------
FLEETBOSTON FINL     CALL        339030108     16        230   SH   CALL  SOLE             230   0       0
 CORP
-----------------------------------------------------------------------------------------------------------
GENESEE CORP         CL B        371601204    212     45,896   SH         SOLE          45,896   0       0
-----------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP    COMMON      46612J101     89     24,826   SH         SOLE          24,826   0       0
-----------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON    COMMON      478160104 15,119    305,304   SH         SOLE         305,304   0       0
-----------------------------------------------------------------------------------------------------------
LEGATO SYS INC       COMMON      524651106  5,181    458,500   SH         SOLE         458,500   0       0
-----------------------------------------------------------------------------------------------------------
METAL MGMT INC       COMMON NEW  591097209  1,377     70,590   SH         SOLE          70,590   0       0

-----------------------------------------------------------------------------------------------------------
MIPS TECHNOLOGIES    CL B        604567206    170     42,800   SH         SOLE         42,800    0        0
 INC
-----------------------------------------------------------------------------------------------------------
MONSANTO CO NEW      COMMON      61166W101  1,265     52,823   SH         SOLE         52,823    0        0
-----------------------------------------------------------------------------------------------------------
MOUNTAINBANK FINL    COMMON      62451E103  1,557     47,100   SH         SOLE         47,100    0        0
 CORP
-----------------------------------------------------------------------------------------------------------
NEWS CORP LTD        SP ADR PFD  652487802  2,174     79,647   SH         SOLE         79,647    0        0
-----------------------------------------------------------------------------------------------------------
PFIZER INC           COMMON      717081103 14,966    492,625   SH         SOLE        492,625    0        0
-----------------------------------------------------------------------------------------------------------
PROGRESS FINL CORP   COMMON      743266108    683     25,000   SH         SOLE         25,000    0        0
-----------------------------------------------------------------------------------------------------------
ROADWAY CORP         COMMON      769742107  7,803    160,000   SH         SOLE        160,000    0        0
-----------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW    COMMON      902124106  2,325    113,784   SH         SOLE        113,784    0        0
-----------------------------------------------------------------------------------------------------------
UGC EUROPE INC       COMMON      90268P102  1,582     30,220   SH         SOLE         30,220    0        0
-----------------------------------------------------------------------------------------------------------
UNIVISION            CL A        914906102  5,700    178,500   SH         SOLE        178,500    0        0
 COMMUNICATIONS INC
-----------------------------------------------------------------------------------------------------------
UNOCAL CORP          COMMON      915289102  2,223     70,532   SH         SOLE         70,532    0        0
-----------------------------------------------------------------------------------------------------------
VIACOM INC           CL B        925524308  3,497     91,299   SH         SOLE         91,299    0        0
-----------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC   COMMON      939322103  5,066    128,675   SH         SOLE        128,675    0        0
-----------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH     COMMON      94973H108    651      8,440   SH         SOLE          8,440    0        0
 NETWORK NEW
-----------------------------------------------------------------------------------------------------------
ADVANCEPCS           COMMON      00790K109  8,112    178,000   SH         SOLE        178,000    0        0
-----------------------------------------------------------------------------------------------------------
ASHANTI GOLDFIELDS   GLOB DEP    043743202  3,135    300,000   SH         SOLE        300,000    0        0
 LTD                 RCPT
-----------------------------------------------------------------------------------------------------------
BKF CAP GROUP INC    COMMON      05548G102    242     10,000   SH         SOLE         10,000    0        0
-----------------------------------------------------------------------------------------------------------
BOISE CASCADE CORP   PUT         0973830WD     10      1,955   SH   PUT   SOLE          1,955    0        0
-----------------------------------------------------------------------------------------------------------
CAVCO INDS INC DEL   COMMON      149568107    514     24,000   SH         SOLE          24,000   0        0
-----------------------------------------------------------------------------------------------------------
CONCORD EFS INC      COMMON      206197105  4,306    315,000   SH         SOLE         315,000   0        0
-----------------------------------------------------------------------------------------------------------
CONCORD EFS INC      PUT         206197OVP    350      2,000   SH   PUT   SOLE           2,000   0        0
-----------------------------------------------------------------------------------------------------------
CONCORD EFS INC      CALL        2061979A5    200      2,000   SH  CALL   SOLE           2,000   0        0
-----------------------------------------------------------------------------------------------------------
CONSECO INC          COMMON NEW  208464883  4,458    246,828   SH         SOLE         246,828   0        0
-----------------------------------------------------------------------------------------------------------
CYSIVE INC           COMMON      23281T108    704    220,000   SH         SOLE         220,000   0        0
-----------------------------------------------------------------------------------------------------------
DWYER GROUP INC      COMMON      267455103    642     96,600   SH         SOLE          96,000   0        0
-----------------------------------------------------------------------------------------------------------
ELDER BEERMAN        COMMON      284470101    201     25,293   SH         SOLE          25,293   0        0
 STORES CORP NE
-----------------------------------------------------------------------------------------------------------
GLAMIS GOLD LTD      COMMON      376775102  1,113     84,321   SH         SOLE          84,321   0        0
-----------------------------------------------------------------------------------------------------------
IGEN INC             COMMON      449536101  3,109     54,000   SH         SOLE          54,000   0        0
-----------------------------------------------------------------------------------------------------------
HANCOCK JOHN FINL    COMMON      41014S106 17,593    520,500   SH         SOLE         520,500   0        0
 SVCS
-----------------------------------------------------------------------------------------------------------
JO-ANN STORES INC    CL B        47758P208    964     39,495   SH         SOLE          39,495   0        0
                     NON VTG
-----------------------------------------------------------------------------------------------------------
LOCKHEED MARTIN      PUT         5398300XI    138        644   SH   PUT   SOLE             644   0        0
 CORP
-----------------------------------------------------------------------------------------------------------
MI DEVS INC          COMMON      55304X104    397     17,500   SH         SOLE          17,500   0        0
-----------------------------------------------------------------------------------------------------------
MONSANTO CO NEW      COMMON      61166W101  1,265     52,823   SH         SOLE          52,823   0        0
-----------------------------------------------------------------------------------------------------------
OFFICEMAX INC        COMMON      67622M108 14,617  1,560,000   SH         SOLE       1,560,000   0        0
-----------------------------------------------------------------------------------------------------------
PALM INC             PUT         6966422WV      3        550   SH         SOLE             550   0        0
-----------------------------------------------------------------------------------------------------------
PILGRIMS PRIDE       CL A        721467207    354     28,200   SH         SOLE          28,200   0        0
 CORP
-----------------------------------------------------------------------------------------------------------
PRICE COMMUNICATIONS COMMON NEW  741437305  2,164    174,500   SH         SOLE         174,500   0        0
 CORP
-----------------------------------------------------------------------------------------------------------
REYNOLDS RJ TOB
 HLDINGS INC         COMMON      76182K105    395     10,000   SH         SOLE          10,000   0        0
-----------------------------------------------------------------------------------------------------------
REYNOLDS RJ TOB
 HLDINGS INC         PUT         76182K0MU     24        100   SH   PUT   SOLE             100   0        0
-----------------------------------------------------------------------------------------------------------
RIGHT MGMT
 CONSULTANTS INC     COMMON      766573109 11,390    630,000   SH         SOLE         630,000   0        0
-----------------------------------------------------------------------------------------------------------
TAUBMAN CTRS INC     COMMON      876664103  2,352    120,000   SH         SOLE         120,000   0        0
-----------------------------------------------------------------------------------------------------------
TAUBMAN CTRS INC     PUT         876664OXD    121      1,210   SH   PUT   SOLE           1,210   0        0
-----------------------------------------------------------------------------------------------------------
TELUS CORP           NON-VTG     87971M202  1,922    121,800   SH         SOLE         121,800   0        0
                     SHS
-----------------------------------------------------------------------------------------------------------
TITAN CORP           COMMON      888266103 11,670    560,000   SH         SOLE         560,000   0        0
-----------------------------------------------------------------------------------------------------------

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